Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 6,404,665	$ 6,470,722
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery And Equipment Gross	5,609,567	5,609,567
[custom:MachineryAndEquipmentNet-0]	5,609,567	5,609,567
Accumulated Depreciation Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Machinery And Equipment
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture And Fixtures Gross	479,579	479,579
[custom:FurnitureAndFixturesNet-0]	105,897	119,355
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Furniture And Fixtures	(373,682)	(360,224)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Transportation Equipment Gross	491,025	491,025
[custom:TransportationEquipmentNet-0]	309,095	358,198
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Transportation Equipment	(181,930)	(132,827)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements Gross	51,658	51,658
[custom:LeaseholdImprovementsNet-0]	30,106	33,602
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Leasehold Improvements	(21,552)	(18,056)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
Mineral Property Gross	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Mineral Property
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	6,981,829	6,981,829
Property, Plant and Equipment, Net, Total	6,404,665	6,470,722
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (577,164)	$ (511,107)